INTANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	$ 2,103	$ 7,560
Intangible assets and goodwill, end of period	888	2,103
Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	96
Intangible assets and goodwill, end of period	112	96
Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	1,913
Intangible assets and goodwill, end of period	776	1,913
Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	94
Intangible assets and goodwill, end of period		94
Cost
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	6,691	7,364
Foreign Exchange movement	369	(274)
Additions		2,084
Disposals	(727)	(2,482)
Intangible assets and goodwill, end of period	6,333	6,691
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	96	96
Foreign Exchange movement	16
Intangible assets and goodwill, end of period	112	96
Cost | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,722	6,394
Foreign Exchange movement	334	(274)
Additions		2,084
Disposals	(727)	(2,482)
Intangible assets and goodwill, end of period	5,329	5,722
Cost | Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	873	873
Foreign Exchange movement	19
Intangible assets and goodwill, end of period	892	873
Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(4,588)	(689)
Foreign Exchange movement	91	(1,521)
Fair value movement	654	5,155
Amortisation charged during the period	112	267
Intangible assets and goodwill, end of period	(5,445)	(4,588)
Amortisation and impairment | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(3,809)	(146)
Foreign Exchange movement	90	(1,492)
Fair value movement	654	5,155
Intangible assets and goodwill, end of period	(4,553)	(3,809)
Amortisation and impairment | Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(779)	(543)
Foreign Exchange movement	1	(31)
Amortisation charged during the period	112	267
Intangible assets and goodwill, end of period	$ (892)	$ (779)